SEGMENT REPORTING	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Note 17. SEGMENT REPORTING

In accordance with FASB ASC 280, “Segment Reporting”, the Company discloses financial and descriptive information about its reportable operating segments. Operating segments are components of an enterprise about which separate financial information is available and regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

The Company is operating in three segments. AIM manufactures components and subassemblies for the defense and aerospace industry.  NTW is a manufacturer of aerospace components, principally landing gear for F-16 and F-18 fighter aircraft. Welding provides specialty welding services and metal fabrications to the defense and commercial aerospace industry. While each of these segments service the same industries and a similar customer base, we evaluate the performance of each segment separately in deciding how to allocate resources and in accessing profitability. As discussed previously, the financial information of NTW, is only included as of the date of acquisition.  Financial information about the Company's operating segments for the years ended December 31, 2012 and 2011 are as follows:

	Year Ended December 31,
		2012	2011

AIM
	Net Sales	$42,075,000	$42,668,000
	Gross Profit	8,218,000	8,013,000
	Pre Tax Income	4,181,000	3,527,000
	Assets	24,673,000	27,735,000

WMI
	Net Sales	14,907,000	11,077,000
	Gross Profit	4,030,000	2,915,000
	Pre Tax Income	1,501,000	1,288,000
	Assets	10,818,000	8,028,000

NTW
	Net Sales	7,233,000	-
	Gross Profit	2,610,000	-
	Pre Tax Income	963,000	-
	Assets	14,410,000	-

Corporate
	Net Sales	-	-
	Gross Profit	-	-
	Pre Tax Loss	(2,650,000)	(2,511,000)
	Assets	13,200,000	7,883,000

Consolidated
	Net Sales	64,215,000	53,745,000
	Gross Profit	14,858,000	10,928,000
	Pre Tax Income	3,995,000	2,304,000
	Provision for Taxes	1,447,000	57,000
	Net Income	2,548,000	2,247,000
	Elimination of Assets	(9,945,000)	(6,665,000)
	Assets	53,156,000	36,981,000